Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Japanese statutory income tax rates	38.00%	41.00%	41.00%
Net operating losses carried forward	¥ 105,961
Tax credit carried forward	2,563
Expiration date of tax credit carried forward	20 years
Undistributed earnings of foreign subsidiaries	268,554
Deferred tax assets, valuation allowance	34,414	25,192	24,687	40,270
Unrecognized tax benefits that would affect effective tax rate	4,064	3,050
Interest and penalties related to unrecognized tax benefits	(25)	59	(92)
Interest and penalties related to unrecognized tax benefits accrued	228	275
Maximum
Income Taxes [Line Items]
Expected significant change in unrecognized tax benefits, period	12 months
Domestic Subsidiaries Expiring Within Next Nine Years
Income Taxes [Line Items]
Net operating losses carried forward	33,633
Expiration date of operating loss carried forward	9 years
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	14,291
Expiration date of operating loss carried forward	20 years
Tax credit carried forward	692
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	58,037
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	1,520
Foreign Subsidiaries
Income Taxes [Line Items]
Unrecognized deferred tax liabilities	¥ 9,550
Japan | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2012
United States of America | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2009